Income Taxes - Changes in Gross Amounts of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions				12 Months Ended
	Dec. 31, 2017	Dec. 22, 2017	Dec. 21, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of the year				$ 103	$ 104
Additions based on tax positions related to current year				0	0
Additions for tax positions of prior years				0	0
Reductions for tax positions of prior years				(1)	(1)
Settlements				0	0
U.S. tax reform rate change				(40)	0
Balance at end of the year	$ 62			$ 62	$ 103	$ 104
U.S. corporate income tax rate	21.00%	21.00%	35.00%	35.00%	35.00%	35.00%